Stock Based Compensation Plans - Activity in the Stock Option Plans (Details) - Stock Option [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock Options Outstanding, Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)	325	395
Granted (in shares)	0	0
Newly vested (in shares)	0	0
Exercised (in shares)	(21)	(67)
Expired (in shares)	(1)	(3)
Outstanding at end of period (in shares)	303	325
Stock Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 10.50	$ 9.68
Granted (in dollars per share)	0	0
Newly vested (in dollars per share)	11.10	11.05
Exercised (in dollars per share)	0	0
Expired (in dollars per share)	11.35	11.35
Outstanding at end of period (in dollars per share)	$ 10.51	$ 10.50
Stock Options Shares Exercisable, Number of Shares [Abstract]
Options exercisable at beginning of period (in shares)	153	168
Options exercisable, Granted (in shares)	0	0
Options exercisable, Newly vested (in shares)	62	52
Options exercisable, Exercised (in shares)	(21)	(67)
Options exercisable, Expired (in shares)	0	0
Options exercisable at end of period (in shares)	194	153
Stock Options Shares Exercisable, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 9.65	$ 7.61
Granted (in dollars per share)	0	0
Newly vested (in dollars per share)	0	0
Exercised (in dollars per share)	0	0
Expired (in dollars per share)	0	0
Outstanding at end of period (in dollars per share)	$ 10.04	$ 9.65